UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21193

First American Minnesota Municipal Income Fund II, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/06

Date of reporting period: 11/30/05

Item 1: Schedule of Investments

SCHEDULE OF INVESTMENTS

Minnesota Municipal Income Fund II

November 30, 2005 (Unaudited)

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities—155.4%
Authority Revenue—4.6%
Duluth Seaway Port Authority, Cargill Inc. Project, 4.20%, 5/1/13	$700,000	$703,087
St. Paul Port Authority Hotel Facility, Radisson City Center (Callable 8/1/08 @ 100), 4.35%, 8/1/17	300,000	299,985
		1,003,072
Economic Development Revenue—7.1%
Agriculture and Economic Development Board, Small Business Program A - Lot 1, AMT (Callable 8/1/10 @ 100), 5.55%, 8/1/16	400,000	408,764
Agriculture and Development Board, Fairview Health Care System, (Prerefunded 11/15/10 @ 101), 6.38%, 11/15/29 (b)	675,000	761,400
Agriculture and Development Board, Fairview Health Care System, (Callable 11/15/11 @ 100), 6.38%, 11/15/29	25,000	26,973
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 @ 100), 5.35%, 11/1/17	350,000	369,121
		1,566,258
Education Revenue—11.1%
Higher Education Facility, St. Catherine's College (Callable 10/1/12 @ 100) 5.38%, 10/1/32	1,000,000	1,037,230
Higher Education Facility, St. John's University (Prerefunded 10/1/11 @ 100), 5.25%, 10/1/26 (b)	350,000	377,272
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Callable 10/1/09 @100), 5.50%, 10/1/24	1,000,000	1,038,020
		2,452,522
General Obligations—13.1%
Crow Wing County General Obligation (MBIA) (Callable 2/1/15 @ 100), 5.00%, 2/1/21	550,000	581,878
Lakeville Independent School District (FGIC) (Callable 2/1/13 @ 100), 5.00%,2/1/22	800,000	841,784
Minneapolis Sports Arena Project (Callable 4/1/08 @ 100), 5.20%, 10/1/24	400,000	413,016
Robbinsdale Independent School District (FSA) (Callable 2/1/12 @ 100), 5.00%, 2/1/21	1,000,000	1,048,860
		2,885,538
Health Care Revenue—43.4%
Bemidji Health Care Facilities, North Country Health Services (RAAI) (Callable 9/1/12 @ 100), 5.00%, 9/1/31	1,000,000	1,020,010
Cuyuna Range Hospital District (Callable 6/1/06 @ 102), 6.00%, 6/1/29	350,000	358,984
Cuyuna Range Hospital District (Callable 6/1/13 @ 101), 5.50%, 6/1/35	400,000	400,880
Duluth Health Care Facility, Benedictine Health System - St. Mary's Hospital (Callable 2/15/14 @ 100), 5.25%, 2/15/33	1,000,000	1,015,910
Fergus Falls Health Care Facility, Broen Mem. Home Project (Callable until 11/1/19 @ 100), 7.00%, 11/1/19	350,000	352,891
Fergus Falls Health Care Facility, Lake Region Hospital (Callable until 11/30/06 @ 101), 6.50%, 12/1/25	500,000	510,610
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/13 @ 101), 5.00%, 4/1/20	700,000	705,145
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	400,000	468,616
Golden Valley Health Care Facilities, Covenant Retirement Communities (Callable 12/1/09 @ 101), 5.50%, 12/1/25	600,000	620,316
Minneapolis and St. Paul Housing and Redevelopment Authority, Healthpartners Project (Callable 12/1/13 @ 100), 5.88% 12/1/29	750,000	798,443
Minneapolis Health Care Facilities, Allina Health Systems (Callable 11/15/12 @ 100), 5.75%, 11/15/32	300,000	318,321
Monticello, Big Lake Community Hospital District (Callable 12/1/12 @ 100), 6.20%, 12/1/22	$400,000	$419,784
New Hope Housing and Health Care Facility, Masonic Home North Ridge (Callable 3/1/09 @ 102), 5.75%, 3/1/15	400,000	412,648
Shakopee Health Care Facility, St. Frances Regional Medical Center (Callable 9/1/14 @ 100), 5.10%, 9/1/25	500,000	509,505
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 @ 100), 5.25%, 7/1/30	250,000	256,237
5.50%, 7/1/25	250,000	263,263
St. Paul Housing and Redevelopment Authority Hospital Revenue, Healtheast Project (Callable 11/15/30 @ 100), 6.00%, 11/15/30	200,000	213,270
St. Paul Housing and Redevelopment Authority, Regions Hospital (Callable 5/15/09 @ 100), 5.25%, 5/15/18	500,000	508,400
5.30%, 5/15/28	170,000	171,834
Winona Health Care Facilities, Winona Health Obligated Group (Callable 7/1/12 @ 102), 6.00%, 7/1/34	200,000	209,954
		9,535,021
Housing Revenue—24.0%
Eden Prairie Multifamily Housing, Preserve Place (GNMA) (Callable 1/20/08 @ 102), 5.60%, 7/20/28	500,000	513,200
Hopkins Multifamily Housing, Hopkins Renaissance Project (Callable 4/1/07 @102), 6.25%, 4/1/15	500,000	517,550
Minneapolis Multifamily Housing, Seward Towers Project (GNMA) (Callable 5/20/13 @ 102), 5.00%, 5/20/36	1,190,000	1,224,819
Southeast State Multi-County Housing and Redevelopment Authority, Goodhue County Apartments (Callable 1/1/10 @ 100), 6.75%, 1/1/31	320,000	330,429
St. Paul Multifamily Housing, Selby Grotto Housing Project, AMT (GNMA) (Callable 9/20/13 @ 100), 5.50%, 9/20/44	655,000	666,915
Washington County Housing and Redevelopment Authority, Woodland Park Apartments (Callable 10/1/12 @100), 4.70%, 10/1/26	2,000,000	2,016,640
		5,269,553
Leasing Revenue—23.6%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Callable 2/1/14 @ 100), 5.13%, 2/1/24	500,000	513,220
Hopkins Housing and Redevelopment Authority, Public Facility Lease Revenue, Public Works and Fire Station (MBIA) (Callable 2/1/13 @ 100), 5.00%, 2/1/23	1,000,000	1,041,480
Otter Tail County Housing and Redevelopment Authority, Building Lease Revenue, Series A (Callable 2/1/13 @ 100), 5.00%, 2/1/19	525,000	542,850
Ramsey County Public Improvement (Callable 1/1/12 @100), 4.75%, 1/1/24	1,000,000	1,010,490
St. Paul Port Authority Healtheast Midway Campus (Callable 5/1/15 @ 100), 5.75, 5/1/25	600,000	607,362
St. Paul Port Authority Office Building Facility, Robert Street (Callable 12/1/12 @ 100), 5.25%, 12/1/27	1,000,000	1,055,060
Washington County Housing and Redevelopment Authority, Lower St. Croix Valley Fire Protection (Callable 2/1/13 @ 100), 5.13%, 2/1/24	400,000	410,708
		5,181,170
Recreation Authority Revenue—3.3%
Moorhead Golf Course (Callable 12/1/08 @ 100), 5.88%, 12/1/21	400,000	407,304
St. Paul Port Authority Hotel Facility (Callable 8/1/08 @ 103), 7.38%, 8/1/29	300,000	312,675
		719,979
Tax Revenue—1.6%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 2/1/14 @ 100), 5.65%, 2/1/27	150,000	150,201
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 3/1/12 @ 102, 5.75%, 2/1/27	200,000	199,496
		349,697
Transport Revenue—9.2%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Callable 1/1/11 @ 100), 5.25%, 1/1/32	1,000,000	1,042,130
Puerto Rico Commonwealth Highway Transportation Authority (Callable 7/1/13 @ 100), 5.00%, 7/1/35	$1,000,000	$989,290
		2,031,420
Utility Revenue—10.9%
Chaska Electric (Callable 10/1/10 @ 100), 6.10%, 10/1/30	10,000	10,878
Chaska Electric (Callable 10/1/15 @ 100), 5.00%, 10/1/30	500,000	506,950
Chaska Electric (Prerefunded 10/1/10 @ 100), 6.10%, 10/1/30 (b)	990,000	1,096,118
Minnesota St Mun Power Agency Electric (Callable 10/1/15 @ 100), 5.00%, 10/1/35	500,000	506,560
Princeton Public Utility System (Callable 4/1/12 @ 100), 4.55%, 4/1/18	105,000	105,154
4.55%, 4/1/19	170,000	169,619
		2,395,279

Total Municipal Long-Term Securities (cost: $32,313,149)		33,389,509

Description of Security	Par/Shares	Market Value (a)
(Percentage of each investment category relate to net asset applicable to outstanding common shares)

Short-Term Investments—6.2%
Municipal Variable Rate Short-Term Security (c)—3.5%
Burnsville Revenue, 3.00%, 12/1/05	780,000	$780,000

Money Market Fund—2.7%
Federated Minnesota Municipal Cash Trust	585,605	585,605

Total Short-Term Investments (cost: $1,365,604)		1,365,605

Total Investment in Securities (d)—158.1% (cost: $33,678,753)		$34,755,114

Notes to Schedules of Investments:

(a)
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

As of November 30, 2005, the fund had no fair valued securities.

(b)	Prerefunded issues are backed by U.S. Government obligations. Bonds mature at the date and price indicated.
(c)	Securities have demand features which qualify them as short-term securities. The date disclosed is the next put date or interest reset date.
(d)
On November 30, 2005, the cost of investments in securities was $33,678,753. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$1,106,993
Gross unrealized depreciation	$ 30,632
Net unrealized appreciation	$1,076,361

Portfolio abbreviations and definitions:
AMT—Alternative Minimum Tax. As of November 30, 2005, the aggregate market value of securities subject to the Alternative Minimum Tax is $1,075,679, which represents 3.1% of net assets applicable to common shares.
FGIC—Financial Guaranty Insurance Corporation
FSA—Financial Security Assurance
GNMA—Government National Mortgage Association
MBIA—Municipal Bond Insurance Association
RAAI—Radian Asset Assurance Inc.

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 30, 2006

By: /s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 30, 2006